UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund: BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2017

Date of reporting period: 08/31/2016

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2016 (Unaudited)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 93.6%
Corporate — 2.9%
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
5.25%, 9/15/29	$3,500	$3,916,010
Series B, 5.63%, 11/15/30	1,000	1,162,170
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	1,445	1,630,625
Series B, 5.60%, 11/01/34	1,000	1,129,640
Series D, 4.88%, 11/01/29	1,000	1,098,100

		8,936,545
County/City/Special District/School District — 17.4%
Carlstadt School District, GO, Refunding:
4.00%, 5/01/29	1,195	1,341,794
4.00%, 5/01/30	1,415	1,576,834
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,020	1,082,475
5.25%, 11/01/44	990	1,046,450
(AGM), 4.00%, 11/01/34	500	530,005
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement (BAM), 5.00%, 7/01/39	660	796,640
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM):
5.00%, 7/01/17 (a)	650	674,343
5.00%, 7/01/35	600	615,036
5.00%, 7/01/36	145	148,489
County of Essex New Jersey Improvement Authority, LRB, Newark Project, Series A (AGM), 5.00%, 11/01/20	735	817,820
County of Essex New Jersey Improvement Authority, RB:
AMT, 5.25%, 7/01/45 (b)	1,000	1,045,410
Newark Project, Series A (AGM), 6.00%, 11/01/30	1,090	1,255,647
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	1,500	2,077,125
County of Hudson New Jersey Improvement Authority, GO, Refunding, 4.00%, 12/01/30	2,645	3,028,102

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C, 5.25%, 1/01/46	$3,900	$4,219,995
County of Ocean New Jersey, GO, General Improvement, 3.00%, 12/01/32	1,000	1,043,180
County of Union New Jersey, GO, Refunding, County Vocational Technical School, Series C, 3.50%, 3/01/31	1,640	1,745,501
County of Union New Jersey Utilities Authority, Refunding RB, Series A:
Covanta Union, Inc., AMT, 4.75%, 12/01/31	1,250	1,372,675
Solid Waste System, County Deficiency Agreement, 5.00%, 6/15/41	2,000	2,274,600
New Brunswick New Jersey Parking Authority, Refunding RB, GTD, Series A (BAM), 5.00%, 9/01/39	1,500	1,837,425
New Jersey EDA, RB, Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	2,000	2,467,280
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	3,130,325
New Jersey Health Care Facilities Financing Authority, RB, Greystone Park Psychiatric Hospital Project, Series A, 5.00%, 9/15/29	2,000	2,252,720
New Jersey Health Care Facilities Financing Authority, Refunding RB, Hunterdon Medical Center:
5.00%, 7/01/31	300	356,331
5.00%, 7/01/45	2,650	3,087,806
New Jersey Sports & Exposition Authority, Refunding RB, (NPFGC), 5.50%, 3/01/21 (c)	805	968,882
Newark New Jersey Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	1,775	1,782,721
Township of Egg Harbor New Jersey School District, GO, Refunding (AGM), 5.75%, 7/15/25	2,000	2,636,840

BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	AUGUST 31, 2016	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
Township of Franklin New Jersey Board of Education/Somerset County, GO, 3.00%, 2/01/31	$2,350	$2,440,216
Township of Irvington New Jersey, GO, Refunding, Series A (AGM):
5.00%, 7/15/31	2,445	2,935,345
5.00%, 7/15/32	350	418,796
Township of Montclair New Jersey, GO, Refunding Series B:
5.00%, 10/01/27	500	650,010
4.00%, 10/01/28	300	355,290
Township of Sparta New Jersey Board of Education, GO, Refunding, 5.00%, 2/15/36	1,350	1,625,170

		53,637,278
Education — 20.8%
County of Gloucester New Jersey Improvement Authority, RB, Rowan University General Capital Improvement Projects:
5.00%, 7/01/44	530	621,123
Series A, 5.00%, 7/01/34	1,855	2,210,733
Series A (AGM), 3.25%, 7/01/35	1,000	1,024,810
New Jersey EDA, RB:
Rutgers — The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 6/15/38	2,000	2,366,520
School Facilities Construction (AGC), 5.50%, 12/15/18 (a)	965	1,070,475
School Facilities Construction (AGC), 5.50%, 12/15/34	535	583,262
Team Academy Charter School Project, 6.00%, 10/01/43	1,000	1,163,710
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A (b):
4.75%, 8/01/24	350	372,785
5.63%, 8/01/34	250	266,490
5.88%, 8/01/44	430	459,984
New Jersey Educational Facilities Authority, RB, Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/33	2,750	3,101,093
New Jersey Educational Facilities Authority, Refunding RB:
City of New Jersey University Issue, Series D, 4.00%, 7/01/35	710	772,572

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Educational Facilities Authority, Refunding RB (continued):
College of New Jersey, 3.50%, 7/01/31	$1,000	$1,073,540
College of New Jersey, Series D (AGM), 5.00%, 7/01/18 (a)	500	539,760
College of New Jersey, Series D (AGM), 5.00%, 7/01/35 (a)	2,840	3,047,178
Georgian Court University, Series D, 5.00%, 7/01/33	500	514,575
Kean University, Series A, 5.25%, 9/01/29	1,705	1,894,886
Kean University, Series A (AGC), 5.50%, 9/01/36	1,000	1,122,240
Kean University, Series H, 4.00%, 7/01/39	715	774,138
Montclair State University, Series A, 5.00%, 7/01/33	2,005	2,400,486
Montclair State University, Series B, 5.00%, 7/01/33	900	1,115,424
Montclair State University, Series B, 5.00%, 7/01/34	660	813,397
New Jersey City University, Series A, 5.00%, 7/01/40	1,000	1,174,490
Ramapo College, Series B, 5.00%, 7/01/42	560	640,276
Rowan University, Series B (AGC), 5.00%, 7/01/18 (a)	1,250	1,349,888
Series F, 4.00%, 7/01/33 (d)	730	816,870
Series F, 4.00%, 7/01/35 (d)	505	560,959
Stockton University, Series A, 5.00%, 7/01/41	630	745,422
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (a)	2,500	2,953,525
William Paterson University, Series C, 4.00%, 7/01/35	1,500	1,620,675
William Paterson University, Series C (AGC), 5.00%, 7/01/38	3,200	3,426,176
William Paterson University, Series E (BAM), 5.00%, 7/01/33	1,250	1,528,225
William Paterson University, Series E (BAM), 5.00%, 7/01/34	1,335	1,625,616

2	BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Educational Facilities Authority, Refunding RB (continued):
William Paterson University, Series E (BAM), 5.00%, 7/01/35	$1,500	$1,822,170
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/28	805	916,637
Series 1A, 5.00%, 12/01/25	70	73,621
Series 1A, 5.00%, 12/01/26	425	446,076
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/32	1,500	1,785,690
5.00%, 7/01/40	5,000	5,950,150
5.00%, 7/01/42	915	1,079,764
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 1/01/45	2,000	2,388,900
Rutgers — The State University of New Jersey, Refunding RB:
Series L, 5.00%, 5/01/43	2,500	2,941,950
Series M, 5.00%, 5/01/29	2,520	3,200,072

		64,356,333
Health — 17.0%
County of Burlington New Jersey Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	1,850	1,936,062
New Jersey EDA, Refunding RB:
Lions Gate Project, 4.88%, 1/01/29	650	705,913
Seabrook Village, Inc. Facility, 5.25%, 11/15/16 (a)	1,500	1,514,355
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	1,810	1,929,551
Robert Wood Johnson University Hospital, Series A, 5.25%, 7/01/35	1,460	1,730,859
Robert Wood Johnson University Hospital, Series A, 5.00%, 7/01/39	1,150	1,346,202
Robert Wood Johnson University Hospital, Series A, 5.00%, 7/01/43	1,535	1,795,704

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey Health Care Facilities Financing Authority, RB (continued):
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	$920	$1,106,438
Virtua Health, Series A (AGC), 5.50%, 7/01/38	3,620	4,063,088
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/37	2,985	3,616,686
CAB, St. Barnabas Health Care System, Series B, 0.00%, 7/01/36 (e)	7,360	2,718,858
CAB, St. Barnabas Health Care System, Series B, 0.00%, 7/01/37 (e)	7,000	2,453,780
General Hospital Center at Passaic (AGM), 6.75%, 7/01/19 (c)	80	88,168
Hackensack University Medical Center (AGC), 5.25%, 1/01/36	3,600	3,791,736
Holy Name Medical Center, 5.00%, 7/01/25	500	559,590
Inspira Health Obligated Group, Series A, 3.00%, 7/01/32	785	792,999
Meridian Health System Obligated Group, 5.00%, 7/01/27	1,500	1,765,095
Princeton Healthcare System, 5.00%, 7/01/34	1,000	1,226,500
Princeton Healthcare System, 5.00%, 7/01/39	4,060	4,908,378
Robert Wood Johnson University Hospital, 5.00%, 7/01/31	1,500	1,675,500
St. Barnabas Health Care, Series A, 5.00%, 7/01/24	1,000	1,187,400
St. Barnabas Health Care System, Series A, 5.00%, 7/01/25	2,230	2,635,659
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	4,160	4,242,534
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	1,540	1,822,436

BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	AUGUST 31, 2016	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued):
St. Joseph’s Healthcare System Obligated Group, 4.00%, 7/01/34	$245	$263,774
St. Joseph’s Healthcare System Obligated Group, 5.00%, 7/01/41	650	767,865
St. Joseph’s Healthcare System Obligated Group, 4.00%, 7/01/48	910	959,176
St. Luke’s Warren Hospital Obligated Group, 5.00%, 8/15/34	460	533,315
Virtua Health, 5.00%, 7/01/29	285	338,762

		52,476,383
Housing — 1.9%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing:
Series AA, 6.50%, 10/01/38	95	98,253
Series U, AMT, 4.90%, 10/01/27	915	926,163
Series U, AMT, 4.95%, 10/01/32	230	232,689
Newark Housing Authority, RB, M/F Housing, Series A:
5.00%, 12/01/30	1,640	1,917,471
4.38%, 12/01/33	2,515	2,809,029

		5,983,605
State — 9.8%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 0.00%, 11/01/24 (e)	10,000	8,486,100
CAB, Series B, 0.00%, 11/01/27 (e)	4,135	3,217,816
Election of 2005, Series A, 5.75%, 11/01/28	2,565	3,347,479
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 0.00%, 7/01/21 (e)	1,675	1,520,649
Motor Vehicle Surcharges, Series A (NPFGC), 5.00%, 7/01/27	2,000	2,008,320

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (continued)
New Jersey EDA, RB (continued):
Motor Vehicle Surcharges, Series A (NPFGC), 5.00%, 7/01/29	$1,100	$1,104,576
School Facilities Construction (AGC), 6.00%, 12/15/18 (a)	985	1,103,821
School Facilities Construction (AGC), 6.00%, 12/15/34	15	16,716
School Facilities Construction, Series KK, 5.00%, 3/01/38	1,070	1,173,779
New Jersey EDA, Refunding RB:
CAB, Economic Fund, Series A (NPFGC), 0.00%, 3/15/21 (e)	2,000	1,834,820
Cigarette Tax, 5.00%, 6/15/22	1,700	1,941,910
Cigarette Tax, 5.00%, 6/15/29	640	706,003
Lions Gate Project, 5.25%, 1/01/44	370	402,800
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/29	1,000	1,086,850
5.25%, 6/15/30	1,110	1,208,923
State of New Jersey, GO, Refunding, Series N (NPFGC), 5.50%, 7/15/17	1,000	1,040,020

		30,200,582
Tobacco — 0.3%
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 5.00%, 6/01/41	1,025	1,003,260
Transportation — 20.8%
Delaware River Joint Toll Bridge Commission, Refunding RB, 4.00%, 7/01/34	1,830	2,060,214
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	1,875	2,105,138
Delaware River Port Authority of Pennsylvania & New Jersey, RB, 5.00%, 1/01/40	1,500	1,780,725
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT:
5.13%, 7/01/42	1,000	1,153,850
5.38%, 1/01/43	905	1,050,678

4	BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT (continued):
5.13%, 1/01/39	$1,000	$1,157,440
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 5.15%, 1/01/17 (a)(f)	1,010	1,025,685
Series A, 5.00%, 1/01/31	3,785	4,628,979
New Jersey State Turnpike Authority, Refunding RB:
Series A (BHAC), 5.25%, 1/01/30	1,000	1,363,240
Series I, 5.00%, 1/01/35	2,500	2,795,525
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/32 (e)	10,000	5,130,000
CAB, Transportation System, Series A, 0.00%, 12/15/35 (e)	8,900	3,969,489
CAB, Transportation System, Series A, 0.00%, 12/15/38 (e)	10,000	3,899,600
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/34 (e)	4,870	2,526,799
Series B, 5.25%, 6/15/26	1,500	1,690,800
Transportation Program, Series AA, 5.25%, 6/15/31	2,000	2,271,820
Transportation Program, Series AA, 5.00%, 6/15/45	1,000	1,113,390
Transportation System, Series A, 6.00%, 6/15/35	3,185	3,692,848
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series B (NPFGC), 5.50%, 12/15/21	1,800	2,114,172
Port Authority of New York & New Jersey, ARB:
Consolidated, 85th Series, 5.20%, 9/01/18	1,000	1,089,490
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,298,930
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	2,000	2,043,980

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
Port Authority of New York & New Jersey, ARB (continued):
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	$1,000	$1,173,310
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
147th Series, 4.75%, 4/15/37	4,700	4,781,780
177th Series, 3.50%, 7/15/37	1,000	1,047,720
178th Series, 5.00%, 12/01/43	285	332,789
186th Series, 5.00%, 10/15/44	3,000	3,555,390
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/28	295	337,678
5.00%, 11/01/29	295	336,863
5.00%, 11/01/32	440	514,765
5.00%, 11/01/33	250	291,880
5.00%, 11/01/34	250	290,885
5.00%, 11/01/39	1,500	1,725,180

		64,351,032
Utilities — 2.7%
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	500	576,410
New Jersey Environmental Infrastructure Trust, RB, Series B, AMT, 5.00%, 9/01/28	1,355	1,560,038
North Hudson New Jersey Sewerage Authority, Refunding RB, Series A (NPFGC), 0.00%, 8/01/21 (c)(e)	5,000	4,718,550

BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	AUGUST 31, 2016	5

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Utilities (continued)
Passaic Valley Water Commission, RB, Water Supply, Series A, 6.00%, 12/15/24	$1,195	$1,367,869

		8,222,867
Total Municipal Bonds in New Jersey		289,167,885
New York — 0.2%
Transportation — 0.2%
Port Authority of New York & New Jersey, Refunding RB, 194th Series, 5.00%, 10/15/41	500	614,200
Puerto Rico — 0.8%
Housing — 0.2%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	750	803,865
Tobacco — 0.6%
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed, 5.63%, 5/15/43	1,825	1,804,432
Total Municipal Bonds in Puerto Rico		2,608,297
Total Municipal Bonds — 94.6%		292,390,382

Municipal Bonds Transferred to Tender Option Bond Trusts (g)
New Jersey — 5.4%
County/City/Special District/School District — 2.9%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 5/01/51	1,440	1,780,920

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	$6,300	$7,097,643

		8,878,563
Transportation — 2.5%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (h)	5,001	5,525,266
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	495	557,004
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,455	1,804,855

		7,887,125
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 5.4%		16,765,688
Total Long-Term Investments (Cost — $277,478,549) — 100.0%		309,156,070

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.41% (i)(j)	7,856,966	7,856,966
Total Short-Term Securities (Cost — $7,856,966) — 2.6%		7,856,966
Total Investments (Cost — $285,335,515*) — 102.6%		317,013,036
Other Assets Less Liabilities — 0.4%		1,301,792
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (3.0)%		(9,293,118)

Net Assets — 100.0%		$309,021,710

*	As of August 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$276,431,649

Gross unrealized appreciation	$31,696,855
Gross unrealized depreciation	(396,917)

Net unrealized appreciation	$31,299,938

6	BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)	When-issued security.
(e)	Zero-coupon bond.
(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on June 15, 2019 is $3,885,923.
(i)	During the period ended August 31, 2016, investments in issuers that are affiliated persons and/or related parties of the Fund, as applicable, were as follows:

Affiliate	Shares Held at May 31, 2016	Net Activity	Shares Held at August 31, 2016	Value at August 31, 2016	Income
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,295,408	5,561,558	7,856,966	$7,856,966	$6,024

(j)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	AUGUST 31, 2016	7

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(13)	5-Year U.S. Treasury Note	December 2016	$1,576,250	$2,419
(65)	10-Year U.S. Treasury Note	December 2016	$8,509,922	19,842
(49)	Long U.S. Treasury Bond	December 2016	$8,348,375	10,556
(6)	Ultra U.S. Treasury Bond	December 2016	$1,124,812	(4,096)
Total				$28,721

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

8	BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:.

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$309,156,070	—	$309,156,070
Short-Term Securities	$7,856,966	—	—	7,856,966

Total	$7,856,966	$309,156,070	—	$317,013,036

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$32,817	—	—	$32,817
Liabilities:
Interest rate contracts	(4,096)	—	—	(4,096)

Total	$28,721	—	—	$28,721

[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	AUGUST 31, 2016	9

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$310,000	—	—	$310,000
Liabilities:
TOB Trust Certificates	—	$(9,281,449)	—	(9,281,449)

Total	$310,000	$(9,281,449)	—	$(8,971,449)

During the period ended August 31, 2016, there were no transfers between levels.

10	BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	AUGUST 31, 2016

Schedule of Investments August 31, 2016 (Unaudited)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 86.6%
Corporate — 6.4%
County of Beaver Pennsylvania IDA, Refunding RB, First Energy Nuclear Energy Project, Series B, 3.50%, 12/01/35 (a)	$5,225	$4,964,010
County of Delaware Pennsylvania IDA, Refunding RB, Covanta Project, 5.00%, 7/01/43	5,000	5,183,000
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	3,490	3,926,599
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 10/01/39	3,000	3,331,740
Aqua Pennsylvania, Inc. Project, Series A, AMT, 6.75%, 10/01/18	9,400	10,475,266
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT:
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 12/01/34	1,540	1,708,045
National Gypsum Co., 5.50%, 11/01/44	1,355	1,522,437

		31,111,097
County/City/Special District/School District — 13.3%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	2,310	2,536,380
5.00%, 5/01/42	5,900	6,439,791
Bethlehem Area School District, GO, Series A (BAM):
5.00%, 8/01/34	2,390	2,866,996
5.00%, 8/01/35	1,790	2,140,912
Boyertown Area School District, GO:
5.00%, 10/01/36	890	1,054,970
5.00%, 10/01/38	1,335	1,579,398
City of Lancaster Pennsylvania, GO, Refunding (AGM), 4.00%, 11/01/46	2,990	3,291,930
County of Allegheny Pennsylvania IDA, Refunding RB, Residential Resource, Inc. Project, 5.13%, 9/01/31	370	370,426

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (continued)
County of Chester Pennsylvania, GO:
5.00%, 7/15/34	$595	$756,013
5.00%, 7/15/35	685	866,854
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, 6.00%, 6/01/29	2,615	2,977,884
County of Lycoming Pennsylvania Water & Sewer Authority, RB (AGM), 5.00%, 11/15/19 (b)	825	918,902
County of Lycoming Pennsylvania Water & Sewer Authority, Refunding RB (AGM) (c):
3.00%, 11/15/35	1,270	1,255,954
3.00%, 11/15/41	450	444,348
County of Montgomery Pennsylvania IDA, RB, Acts Retirement Life Communities, Inc., 5.00%, 11/15/36	5,230	6,270,718
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bond, 7.00%, 7/01/32	1,950	2,173,334
County of York Pennsylvania, GO, Refunding, 5.00%, 3/01/36	2,500	2,851,700
JPMorgan Chase Putters/Drivers Trust, RB, Drivers, Series 3779Z, 11.88%, 11/01/17 (a)	—	8
Philadelphia School District, GO, Series E:
2015, 6.00%, 9/01/18 (b)	5	5,530
2015-2, 6.00%, 9/01/18 (b)	5	5,528
2015-3, 6.00%, 9/01/18 (b)	5	5,530
6.00%, 9/01/18 (b)	95	105,076
2014, 6.00%, 9/01/18 (b)	5	5,530
2016, 6.00%, 9/01/18 (b)	5	5,530
2016, 6.00%, 9/01/38	6,480	6,874,114
State Public School Building Authority, RB, Community College, Allegheny County Project (AGM), 5.00%, 7/15/34	5,070	5,833,288
State Public School Building Authority, Refunding RB, Harrisburg School District Project, Series A (AGC) (b):
5.00%, 5/15/19	455	507,311
5.00%, 5/15/19	450	501,350
5.00%, 5/15/19	1,810	2,016,539

BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	AUGUST 31, 2016	1

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (continued)
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/43	$5,980	$7,036,008
Township of Falls Pennsylvania, Refunding RB, Water & Sewer Authority, 5.00%, 12/01/37	2,115	2,421,717
Township of Lower Paxton Pennsylvania, GO, 5.00%, 4/01/42	630	752,579

		64,872,148
Education — 21.8%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	580	655,771
5.00%, 8/15/25	765	862,430
5.00%, 8/15/26	760	856,794
County of Cumberland Pennsylvania Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	1,000	1,100,640
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 1/01/19 (b)	2,700	3,051,270
6.38%, 1/01/39	400	448,864
County of Delaware Pennsylvania Authority, RB, Villanova University:
5.00%, 8/01/40	1,495	1,803,987
5.00%, 8/01/45	3,695	4,455,394
County of Delaware Pennsylvania Authority, Refunding RB:
Haverford College, 5.00%, 11/15/35	6,070	6,851,452
Villanova University, 5.25%, 12/01/31	600	675,048
County of Northampton Pennsylvania General Purpose Authority, Refunding RB, Moravian College:
5.00%, 10/01/36	890	1,048,109
3.88%, 10/01/45	1,670	1,766,910
Lancaster Higher Education Authority, RB, Harrisburg Area Community College Project:
3.00%, 4/01/31	1,225	1,246,486
3.00%, 4/01/33	1,295	1,302,511

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (continued)
Lancaster Higher Education Authority, RB, Harrisburg Area Community College Project (continued):
3.00%, 4/01/36	$1,660	$1,652,663
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 11/01/17 (b)	2,650	2,785,123
Shippensburg University Student Services, Student Housing, 5.00%, 10/01/44	2,450	2,676,380
State System of Higher Education, Series A (NPFGC), 5.00%, 6/15/17 (b)	3,300	3,415,137
Thomas Jefferson University, 5.00%, 3/01/40	11,000	12,170,510
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, 5.00%, 5/01/35	1,565	1,897,578
Drexel University, Series A, 5.25%, 5/01/41	7,140	8,295,609
La Salle University, 5.00%, 5/01/37	1,595	1,825,446
La Salle University, 5.00%, 5/01/42	2,655	3,035,329
State System of Higher Education, Series AL, 5.00%, 6/15/35	1,425	1,613,071
Thomas Jefferson University, 4.00%, 3/01/37	755	810,334
Thomas Jefferson University, 5.00%, 9/01/45	3,000	3,538,410
University of the Sciences Philadelphia, 5.00%, 11/01/31	1,095	1,313,025
University of the Sciences Philadelphia (AGC), 5.00%, 11/01/18 (b)	5,000	5,466,400
University Properties, Inc. Student Housing Project, Series A, 5.00%, 7/01/35	450	522,387
Widener University, Series A, 5.25%, 7/15/33	2,420	2,816,178
Widener University, Series A, 5.50%, 7/15/38	365	426,207

2	BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (continued)
Pennsylvania State University, RB:
5.00%, 3/01/40	$10,000	$11,292,000
Series A, 5.00%, 2/15/18 (b)	5,045	5,364,702
Series A, 5.00%, 2/15/18 (b)	2,000	2,126,740
Philadelphia Authority for Industrial Development, Refunding RB, 1st Series, 5.00%, 4/01/45	3,330	3,952,477
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania:
5.00%, 7/01/35	630	709,399
5.00%, 7/01/35	765	847,398
5.00%, 7/01/45	450	494,708
5.00%, 7/01/47	1,180	1,316,290

		106,489,167
Health — 16.1%
County of Allegheny Pennsylvania Hospital Development Authority, Refunding RB, UPMC Health, Series A-1, 1.33%, 2/01/37 (a)	2,500	2,306,775
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/21 (b)	4,110	5,361,413
County of Chester Health & Education Facilities Authority, Refunding RB, Simpson Senior Services Project:
5.00%, 12/01/35	1,000	1,049,780
Series A, 5.25%, 12/01/45	1,500	1,579,605
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/41	2,540	2,721,229
Diakon Lutheran Social Ministries, 5.00%, 1/01/38	4,400	5,146,944
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, 6.00%, 6/01/19 (b)	2,385	2,726,198
County of Lancaster Pennsylvania Hospital Authority, Refunding RB:
Brethren Village Project, Series A, 6.50%, 7/01/40	1,750	1,790,600

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (continued)
County of Lancaster Pennsylvania Hospital Authority, Refunding RB (continued):
Masonic Villages of The Grand Lodge of Pennsylvania Project, 5.00%, 11/01/28	$790	$967,829
Masonic Villages of The Grand Lodge of Pennsylvania Project, 5.00%, 11/01/35	575	682,916
University of Pennsylvania Health System, 5.00%, 8/15/42	2,400	2,911,728
County of Lehigh General Purpose Authority, Refunding RB, The Good Shepherd Group, 4.00%, 11/01/46	3,615	3,878,606
County of Lehigh Pennsylvania, Refunding RB, Lehigh Valley Health Network, Series A, 4.00%, 7/01/35 (c)	5,000	5,465,850
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital Obligated Group, Series A, 5.13%, 6/01/33	3,255	3,551,368
County of Montgomery Pennsylvania IDA, RB, Acts Retirement-Life Communities (b):
Series A, 4.50%, 11/15/16	880	887,172
Series A-1, 6.25%, 11/15/19	480	562,498
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, 5.00%, 11/15/27	1,385	1,598,165
Acts Retirement-Life Communities, 5.00%, 11/15/28	895	1,028,525
Whitemarsh Continuing Care Retirement Community, 5.25%, 1/01/40	5,000	5,229,600
Lancaster IDA, Refunding RB, Garden Spot Village Project:
5.38%, 5/01/28	730	835,923
5.75%, 5/01/35	1,285	1,481,926
Moon Industrial Development Authority, Refunding RB, 6.00%, 7/01/45	4,000	4,574,120

BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	AUGUST 31, 2016	3

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (continued)
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	$4,800	$5,375,568
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB:
Jefferson Health System of Chester Philadelphia, Series B, 5.00%, 5/15/20 (b)	6,000	6,904,620
Presbyterian Medical Center, 6.65%, 12/01/19 (d)	1,695	1,861,330
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 7/01/20 (b)	3,590	4,198,397
Southcentral Pennsylvania General Authority, Refunding RB, Wellspan Health Obligation Group, Series A:
6.00%, 12/01/18 (b)	1,780	1,987,726
6.00%, 6/01/29	1,970	2,165,168

		78,831,579
Housing — 5.9%
City of Philadelphia Pennsylvania IDA, RB, Retirement Facilities, Rieder House Project, Series A, 6.10%, 7/01/33	470	470,776
Pennsylvania HFA, RB:
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.25%, 10/01/35	600	653,748
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.50%, 10/01/40	600	653,148
S/F Housing Mortgage, Series 114-C, 3.65%, 10/01/37	4,120	4,272,893
S/F Housing Mortgage, Series 118-B, 4.05%, 10/01/40	3,000	3,227,340
S/F Housing Mortgage, Series 2015-117-B, 4.05%, 10/01/40	2,400	2,540,736
Pennsylvania HFA, Refunding RB, S/F Housing Mortgage, AMT:
Series 096-A, 4.70%, 10/01/37	1,360	1,361,591

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Housing (continued)
Pennsylvania HFA, Refunding RB, S/F Housing Mortgage, AMT (continued):
Series 099-A, 5.15%, 4/01/38	$2,295	$2,481,974
Series 119, 3.50%, 10/01/36	2,260	2,336,252
Philadelphia IDA, RB, Series A:
3.00%, 12/01/29	1,650	1,655,759
3.50%, 12/01/36	1,210	1,213,061
4.00%, 12/01/46	5,740	5,831,553
4.00%, 12/01/51	2,260	2,282,645

		28,981,476
State — 5.8%
Commonwealth Financing Authority, RB, Series B (AGC), 5.00%, 6/01/31	3,420	3,753,792
Commonwealth of Pennsylvania, GO:
1st Series, 5.00%, 6/15/26	2,000	2,463,740
2nd Series A, 5.00%, 8/01/17 (b)	6,000	6,245,400
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Bridge Finco LP, AMT, 5.00%, 6/30/42	9,000	10,581,300
State Public School Building Authority, Refunding RB, School District of Philadelphia Project, Series B (AGM), 5.00%, 6/01/24	5,000	5,054,800

		28,099,032
Transportation — 12.3%
City of Philadelphia Pennsylvania, ARB, Series A:
5.00%, 6/15/40	14,000	15,759,380
AMT (AGM), 5.00%, 6/15/32	9,500	9,786,710
AMT (AGM), 5.00%, 6/15/37	1,250	1,284,513
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	7,500	8,420,550
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 5.00%, 11/01/41	1,510	1,686,021
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series A-3, 0.00%, 12/01/42 (e)	6,740	2,774,521

4	BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Transportation (continued)
Pennsylvania Turnpike Commission, RB (continued):
CAB, Sub-Series A-3 (AGM), 0.00%, 12/01/40 (e)	$2,225	$1,057,765
Series A-1, 5.00%, 12/01/46	2,170	2,595,255
Sub-Series A, 6.00%, 12/01/16 (b)	1,200	1,216,596
Sub-Series A, 5.13%, 12/01/26	1,285	1,470,168
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series A-1, 5.25%, 12/01/45	4,730	5,672,689
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	3,140	3,634,205
5.00%, 6/01/29	4,155	4,802,764

		60,161,137
Utilities — 5.0%
City of Philadelphia Pennsylvania Gas Works, RB:
9th Series, 5.25%, 8/01/40	3,300	3,750,879
12th Series B (NPFGC), 7.00%, 5/15/20 (d)	735	831,630
City of Philadelphia Pennsylvania Gas Works, Refunding RB:
5.00%, 8/01/30	1,200	1,449,084
5.00%, 8/01/31	900	1,081,215
5.00%, 8/01/32	1,200	1,436,304
5.00%, 8/01/33	600	716,040
5.00%, 8/01/34	1,050	1,248,461
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 1/01/36	1,450	1,580,485
Series C (AGM), 5.00%, 8/01/40	2,650	2,998,872
County of Allegheny Pennsylvania Sanitary Authority, RB, Sewer Improvement (BAM), 5.25%, 12/01/41	2,090	2,504,113
County of Allegheny Pennsylvania Sanitary Authority, Refunding RB, Sewer Improvement (AGM), 5.00%, 6/01/40	1,000	1,144,410
County of Delaware Pennsylvania Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 5/01/33	980	1,155,910

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Utilities (continued)
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	$3,895	$4,299,379

		24,196,782
Total Municipal Bonds in Pennsylvania		422,742,418

Puerto Rico — 0.7%
Tobacco — 0.7%
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed, 5.63%, 5/15/43	3,175	3,139,217
Total Municipal Bonds — 87.3%		425,881,635

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
Pennsylvania — 24.3%
Education — 3.4%
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 5.75%, 8/15/21	9,280	11,444,003
University of Pittsburgh, RB, The Commonwealth System of Higher Education, Capital Project, Series B, 5.00%, 9/15/28	4,448	4,907,413

		16,351,416
Health — 10.9%
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A-3, 5.50%, 11/01/31	10,000	11,341,500
Geisinger Authority Pennsylvania, RB, Health System:
Series A, 5.13%, 6/01/34	7,460	8,187,798
Series A, 5.25%, 6/01/39	5,997	6,606,972
Series A-1, 5.13%, 6/01/41	12,570	14,213,150
Pennsylvania Economic Development Financing Authority, RB, UPMC, Series B, 4.00%, 3/15/40	2,000	2,172,140

BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	AUGUST 31, 2016	5

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Pennsylvania (continued)
Health (continued)
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	$9,380	$10,758,579

		53,280,139
Housing — 2.7%
Pennsylvania HFA, Refunding RB, S/F Mortgage, AMT:
Series 114A, 3.70%, 10/01/42	6,403	6,693,973
Series 115A, 4.20%, 10/01/33	6,250	6,718,812

		13,412,785
State — 6.1%
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 3/15/28	10,797	11,842,445
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligated Group, Series A, 5.00%, 6/01/44	5,000	5,841,000
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Remarketing, Series C (NPFGC), 5.00%, 12/01/18	11,000	12,069,970

		29,753,415
Utilities — 1.2%
County of Pennsylvania Westmoreland Municipal Authority, RB, 5.00%, 8/15/42	5,000	5,926,850
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 24.3%		$118,724,605
Total Long-Term Investments (Cost — $496,040,326) — 111.6%		544,606,240

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.41% (g)(h)	3,545,747	3,545,747
Total Short-Term Securities (Cost — $3,545,747) — 0.7%		3,545,747
Total Investments (Cost — $499,586,073*) — 112.3%		548,151,987
Liabilities in Excess of Other Assets — (0.4)%		(1,696,601)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.9)%		(58,250,092)

Net Assets — 100.0%		$488,205,294

*	As of August 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$441,624,451

Gross unrealized appreciation	$48,881,928
Gross unrealized depreciation	(534,600)

Net unrealized appreciation	$48,347,328

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	When-issued security.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(e)	Zero-coupon bond.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(g)	During the period ended August 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2016	Net Activity	Shares Held at August 31, 2016	Value at August 31, 2016	Income
BlackRock Liquidity Funds, MuniCash, Institutional Class	17,018,931	(13,473,184)	3,545,747	$3,545,747	$5,191

(h)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6	BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(30)	5-Year U.S. Treasury Note	December 2016	$3,637,500	$5,583
(52)	10-Year U.S. Treasury Note	December 2016	$6,807,938	15,873
(39)	Long U.S. Treasury Bond	December 2016	$6,644,625	8,402
(12)	Ultra U.S. Treasury Bond	December 2016	$2,249,625	(8,192)
Total				$21,666

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	AUGUST 31, 2016	7

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments [1]	—	$544,606,240	—	$544,606,240
Short-Term Securities	$3,545,747	—	—	3,545,747

Total	$3,545,747	$544,606,240	—	$548,151,987

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$29,858	—	—	$29,858
Liabilities:
Interest rate contracts	(8,192)	—	—	(8,192)

Total	$21,666	—	—	$21,666

[1]    See above schedule of Investments for values in each sector.

[2]    Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	AUGUST 31, 2016

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Bond Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$295,750	—	—	$295,750
Liabilities:
Bank overdraft	—	$(586)	—	(586)
TOB Trust Certificates	—	(58,180,208)	—	(58,180,208)

Total	$295,750	$(58,180,794)	—	$(57,885,044)

During the period ended August 31, 2016, there were no transfers between levels.

BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	AUGUST 31, 2016	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date:	October 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date:	October 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Multi-State Municipal Series Trust

Date:	October 21, 2016